Miscellaneous	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Miscellaneous	Miscellaneous
Miscellaneous consist of the following at year end:

	2024	2023
Judicial deposits	$19,770	$63,730
Tax credits	51,080	19,509
Notes receivable	5,145	4,505
Rent deposits	4,167	4,033
Prepaid property and equipment	516	1,011
Others	12,903	11,437
	$93,581	$104,225